Financial liabilties designated at fair value - Summary of financial liabilities at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	£ 440,697	£ 409,867
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	32,545	27,282
Deposits by banks and customer accounts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	5,555	4,864
Liabilities to customers under investment contracts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	1,002	943
Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	25,194	20,666
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	15,714	15,337
Subordinated liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	£ 794	£ 809